Intangible assets, net	12 Months Ended
Dec. 31, 2024
Intangible Assets Net
Intangible assets, net

Note 10 — Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of accounting software. The following table summarizes acquired intangible asset balances as of:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Customer relationships	1,300,000	1,300,000	180,847
Software	10,241,786	10,241,786	1,424,766
Non-compete agreements	400,000	400,000	55,645
Subtotal	11,941,786	11,941,786	1,661,258
Less: accumulated amortization	(8,087,239)	(8,087,239)	(1,125,040)
Less: intangible assets impairment loss	(3,854,547)	(3,854,547)	(536,218)
Intangible assets, net	-	-	-

Amortization expense for the years ended December 31, 2022, 2023 and 2024 amounted to RMB 6,379,240 and RMB 5,358,195 and RMB 0, respectively.

The Company performs annual impairment analysis as of December 31, 2023 and concludes there was RMB 3,854,547 impairment loss for intangible assets for holographic solutions segment due to reducing sales forecast as of December 31, 2023 as our carrying value exceeds the fair value.